Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
PowerShares Active Low Duration Fund (Prospectus Summary) | PowerShares Active Low Duration Fund | PowerShares Active Low Duration Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLK
PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund | PowerShares Active Mega Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMA
PowerShares Active U.S. Real Estate Fund (Prospectus Summary) | PowerShares Active U.S. Real Estate Fund | PowerShares Active U.S. Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSR